EXHIBIT 99.1

Chesapeake Funding II LLC

Asset Backed Notes

Agreed-Upon Procedures Report

Report To:

Element Fleet Management Corp.

March 28, 2022

Ernst & Young LLP Chartered Professional Accountants Ernst & Young Tower 100 Adelaide St W, P.O. Box 1 Toronto, Ontario, M5H 0B3	Tel: 416 864 1234 Fax: 416 864 1174 ey.com/ca

March 28, 2022

Element Fleet Management Corp.

Re: Chesapeake Funding II LLC, Asset Backed Notes (the “Notes”)

Agreed-Upon Procedures Report

Scope and purpose

We have performed the procedures enumerated in Appendix I, which were agreed to by Element Fleet Management Corp. (the “Engaging Party” or the “Sponsor”) solely to assist you in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans, and vehicles subject to those leases and loans, relating to the Chesapeake Funding II LLC Securitization transactions (“Subject Matter”) for the period ended December 31, 2021, and may not be suitable for another purpose.

Restricted use

This agreed-upon procedures report (“AUP Report”) is intended solely for the information and use of the Engaging Party and is not intended to be and should not be used by anyone else.

Responsibilities of the Engaging Party

The Engaging Party has acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Engaging Party is responsible for the Subject Matter on which the agreed-upon procedures are performed. The sufficiency of these procedures is solely the responsibility of the Engaging Party.

Responsibilities of the Practitioner

We have conducted the agreed-upon procedures engagement in accordance with the Canadian Standard on Related Services (CSRS) 4400, Agreed-upon Procedures Engagements. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Engaging Party, and reporting the findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness, or the sufficiency of the agreed-upon procedures described in Appendix I either for the purpose for which this AUP Report has been requested or for any other purpose.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Ernst & Young LLP Chartered Professional Accountants Ernst & Young Tower 100 Adelaide St W, P.O. Box 1 Toronto, Ontario, M5H 0B3	Tel: 416 864 1234 Fax: 416 864 1174 ey.com/ca

Our independence

In performing the Agreed-upon Procedures engagement, we complied with the relevant independence and ethical requirements in the rules of professional conduct / code of ethics applicable to the practice of public accounting issued by the various professional accounting bodies. We are the independent auditor of the Engaging Party and therefore we also complied with the independence and ethical requirements that are relevant to the audit of financial statements in Canada.

Description of procedures performed

We have performed the procedures described in Appendix I, which were agreed upon with Element Fleet Management Corp, to evaluate the accuracy of certain information with respect to a pool of vehicle leases and loans, and vehicles subject to those leases and loans, relating to the Chesapeake Funding II LLC Securitization transactions. Our procedures and findings are included in Appendix I.

Yours very truly,

March 28, 2022

Appendix I

Appendix I: Procedures performed and our associated findings

Agreed-Upon Procedures	Results
Vehicle Lease Review Procedures

1.1   Representatives of the Sponsor will provide us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of vehicle leases and loans and vehicles subject to, or anticipated to be subject to, those leases and loans. We will randomly select 150 Receivables from the Provided Data Tape. The 150 randomly selected Receivables are collectively referred to as the "Sample Receivables." The information on the Provided Data Tape contains information as of the Cut-off Date.

1.1 Representatives of the Sponsor provided us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of vehicle leases and loans and vehicles subject to, or anticipated to be subject to, those leases and loans. We randomly selected 150 Sample Receivables. The information on the Provided Data Tape contained information as of the Cut-Off Date.

Appendix I

Agreed-Upon Procedures	Results

1.2   For each Sample Receivable, we will compare certain characteristics (the "Characteristics") set forth on the Provided Data Tape to the FSP asset management system (“FSP”) as indicated in the table below:

1.      Unit number

2.      Client number

3.      Legal name of the obligor

4.      Vehicle make

5.      Vehicle model

6.      Vehicle type

7.      Contract type

8.      Lease term

9.      Vehicle index (i.e., “benchmark”, for loans and floating rate receivables only)

10.     Vehicle spread rate (loans and floating rate receivables only)

11.     Fixed benchmark rate (fixed rate receivables only)

12.     Fixed spread rate (fixed rate receivables only)

13.     Vehicle capitalized cost

14.     Initial bill date

15.     Vehicle residual value (for closed-end leases only)

16.     Current book value as of the Cut-off Date (for differences that were less than or equal to $5, we reported them as being in agreement)

1.2 For each of the Sample Receivables selected in Agreed-Upon Procedure 1.1, we compared the following Characteristics per the Provided Data Tape to the Automobile Lease Documents:

1.      Unit number – All information was in agreement.

2.      Client number – All information was in agreement.

3.      Legal name of the obligor – All information was in agreement.

4.      Vehicle make – All information was in agreement.

5.      Vehicle model – All information was in agreement.

6.      Vehicle type – All information was in agreement.

7.      Contract type – All information was in agreement.

8.      Lease term – All information was in agreement.

9.      Vehicle index – All information was in agreement.

10.     Vehicle spread rate – All information was in agreement.

11.     Fixed benchmark rate – All information was in agreement.

12.     Fixed spread rate – All information was in agreement.

13.     Vehicle capitalized cost – All information was in agreement.

14.     Initial bill date - All information was in agreement.

15.     Vehicle residual value (for closed-end leases only) – All information was in agreement.

16.     Current book value as of the Cut-off date (for differences that were less than or equal to $5, we reported them as being in agreement) – All information was in agreement.

Appendix I

Agreed-Upon Procedures	Results

With respect to the Sample Receivables identified as vehicle management services leases (“Lease Sample Receivables”) by representatives of the Sponsor (in the Provided Data Tape, representatives of the Sponsor have indicated to us that this is noted by the identifier “FA” in the CORP_CD field and identifier “LS”, “OE” or “CE” in the CONTRACT_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents. Any discrepancies will be included as an exception within our report.

With respect to the Sample Receivables identified as vehicle management services loans (“Loan Sample Receivables”) by representatives of the Sponsor (in the Provided Data Tape, representatives of the Sponsor have indicated to us that this is noted by the identifier “LN” in the CONTRACT_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents. Any discrepancies will be included as an exception within our report.

With respect to the Sample Receivables that have an initial bill date after the Cut-off Date, we will compare Characteristic 16 to the Vehicle capitalized cost in the ACFI Screen. Any discrepancies will be included as an exception within our report.

1.3 In addition to the procedures described above, for each of the Sample Receivables we will perform the following additional procedures in respect of the Sample Receivables:

Appendix I

Agreed-Upon Procedures	Results

a.     With respect to the Lease Sample Receivables, excluding those Lease Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we will obtain the Certificates of Title from representatives of the Sponsor and we will observe whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent LLC, Chesapeake Funding LLC or ELE Funding LLC in all cases unless otherwise specified, allowing for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors. Any other title owner or lien holder will be identified as an exception within our report

a. For the Lease Sample Receivables, excluding those Lease Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we obtained the Certificates of Title from representatives of the Sponsor and observed whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent LLC, Chesapeake Funding LLC or ELE Funding LLC.

For the Loan Sample Receivables, we will obtain the Certificates of Title from representatives of the Sponsor and we will observe whether the lien holder is either Gelco Corporation or Element Fleet Corporation. Any other lien holder will be identified as an exception within our report.

For the Loan Sample Receivables, we obtained the Certificates of Title from representatives of the Sponsor and observed whether the lien holder is either Gelco Corporation or Element Fleet Corporation. For 1 Lease Sample Receivable (unit number MN594547), we were unable to obtain the Certificate of Title, which representatives of the Sponsor informed us is because the title is out for correction. Other than this item, all other information was in agreement.

Appendix I

Agreed-Upon Procedures	Results

b.      With respect to each of the Sample Receivables, we will obtain a copy of the Master Lease Agreement from representatives of the Sponsor to observe that there was a signature included in the area denoting an authorized representative's signature or e-signature. An omission of a signature or e-signature will be identified as an exception within our report. We will allow for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors.

b. For each of the Sample Receivables, we obtained a copy of the Master Lease Agreement from representatives of the Sponsor and observed that there was a signature included in the area denoting an authorized representative’s signature or e-signature. No exceptions were noted.

c.     With respect to each of the Sample Receivables, we will obtain documentation from representatives of the Sponsor to note the existence of a LIBOR/CP flex program supplement, cost of funds, interest rate swap supplement, treasury note, fixed rate note, closed-end rate schedule, vehicle requisition, schedule A/vehicle record, equipment schedule, rate schedule or borrowing notice (collectively, the “Funding Documentation”). We will verify that the spread rate per FSP agrees to the Funding Documentation. Any discrepancies will be included as an exception within our report.

c. For each of the Sample Receivables, we obtained the Funding Documentation and verified that the spread rate per FSP agrees to the Funding Documentation. No exceptions were noted.

Appendix I

Agreed-Upon Procedures	Results

d.     With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we will obtain a copy of the Credit File from representatives of the Sponsor to observe that the Credit File contained either a line of credit authorization form or addendum to the line of credit authorization form that (i) has an electronic or physical signature in the area where an approval signature is required and (ii) has not expired as at the Cut-off Date. Pursuant to the Sponsor’s credit policies, for Sample Receivables of clients who are approved through the Sponsor’s automatic scoring process, we will observe evidence that the files passed the approval tests and that the expiration date is as of or after the Cut-off Date. For clients whose latest Credit Files were approved through email extensions or Credit & Risk Committee meetings, we will obtain evidence (e.g., meeting minutes, emails) that the Credit File was approved and/or extended to a date after the Cut-off Date. For clients whose latest Credit Files have expired prior to the Cut-off Date and were not renewed, or the client no longer passes the automatic scoring process, we will obtain a print screen from the asset management system and verify that the origination date (the “in service date”) of the Sample Receivable(s) is prior to the expiration date of the client’s last Credit File. Any discrepancies will be included as an exception within our report.

d. With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we obtained the Credit File from representatives of the Sponsor to observe that the Credit File contains either a line of credit authorization form or addendum to the line of credit authorization form that (i) has an electronic or physical signature in the area where an approval signature is required and (ii) has not expired as at the Cut-Off Date. Pursuant to the Sponsor’s credit policies, for Sample Receivables of clients who are approved through the Sponsor’s automatic scoring process, we observed evidence that the files passed the approval tests and that the expiration date is as of or after the Cut-off Date. For clients whose latest Credit Files were approved through email extensions or Credit & Risk Committee meetings, we obtained evidence (e.g., meeting minutes, emails) that the Credit File was approved and/or extended to a date after the Cut-off Date. For clients whose latest Credit Files have expired prior to the Cut-off Date and were not renewed, or the client no longer passes the automatic scoring process, we obtained a print screen from the asset management system and verified that the origination date (the “in service date”) of the Sample Receivable(s) is prior to the expiration date of the client’s last Credit File. No exceptions were noted.

Appendix I

Agreed-Upon Procedures	Results

e.     With respect to each obligor of the Lease Sample Receivables, we will obtain a copy of the Insurance Coverage File to note that the Servicer (either Element Vehicle Management Services Group, LLC, Gelco Corporation or Element Fleet Corporation) and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly by being named in such evidence of insurance, or (ii) indirectly by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that (a) the coverage as an Additional Insured extends to “lessors” generally, or (b) additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).

f. With respect to each obligor of the Lease Sample Receivables, we obtained a copy of the Insurance Coverage File and verified that the Servicer (either Element Vehicle Management Services Group, LLC, Gelco Corporation or Element Fleet Corporation) and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly by being named in such evidence of insurance, or (ii) indirectly by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that (a) the coverage as an Additional Insured extends to “lessors” generally, or (b) additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect).

Appendix I

Agreed-Upon Procedures	Results

In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we will confirm that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust, as applicable, be named as additional insured or loss payee, 2) requires obligor to name parties as loss payee or additional insured as directed by lessor thereunder, or 3) requires obligor to name lessor thereunder as additional insured or loss payee, where the “lessor” status is freely assignable to the Servicer, affiliates of the Servicer or titling trusts per the terms of the applicable lease agreement. The Insurance Coverage Files obtained will be in the name of the obligor or the guarantor of the obligor per the Credit File, allowing for common abbreviations with exceptions for spelling, granted only if misspelling could not result in identification of the wrong entity or other errors. Any discrepancies will be included as an exception within our report.

In instances where coverage as an additional insured or status as a loss payee was evidenced by a statement that such coverage is extended to parties when required by written contract, we confirmed that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust, as applicable, be named as additional insured or loss payee, 2) requires obligor to name parties as loss payee or additional insured as directed by lessor thereunder, or 3) requires obligor to name lessor thereunder as additional insured or loss payee, where the “lessor” status is freely assignable to the Servicer, affiliates of the Servicer or titling trusts per the terms of the applicable lease agreement. The Insurance Coverage Files obtained were in the name of the obligor or the guarantor of the obligor per the Credit File, except for the Lease Sample Receivables noted below.

•      For 2 obligors of the Lease Sample Receivables (Client numbers 18571 and 17869), representatives of the Sponsor provided us with Certificates of Insurance in the name of a parent, subsidiary or other group entity.

Other than the items noted above, all other items were in agreement.